Segment Information - Schedule of Reconciliation of Reportable Segment Depreciation and Amortization Amounts to the Consolidated Balances (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Segment depreciation and amortization	$ 245	$ 262	$ 1,032	$ 1,091	$ 1,185
Amortization of initial payments for new contracts	11	11	45	42	44
Total consolidated depreciation and amortization per consolidated statements of cash flows	277	292	1,163	1,212	1,331
Amortization Related to Equity Method Investments	(15)	(16)	(62)	(79)	(95)
Total consolidated depreciation and amortization per consolidated statements of operations	251	265	1,056	1,091	1,192
Adjustments
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Adjustments for non-wholly owned entities	21	19	86	79	102
Amortization of initial payments for new contracts	11	11	45	42	44
Amortization Related to Equity Method Investments	(15)	(16)	(62)	(79)	(95)
Total consolidated depreciation and amortization per consolidated statements of operations	$ 251	$ 265	$ 1,056	$ 1,091	$ 1,192